Quarterly Financial Data (Unaudited) Restatement of Previously Issued Financial Statements - Unaudited Condensed Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Claims recovery income	$ 440,000		$ 2,759,000		$ 1,357,000	$ 1,466,000	$ 6,479,000		$ 4,225,000		$ 4,878,000		$ 126,000		$ 255,000
Claims recovery service income			5,748,000	[1]	3,971,000	12,047,000	498,000	[1]	17,795,000	[1]	18,542,000	[2]	14,500,000	[2]	13,632,000	[2]
Total Claims Recovery	440,000		8,507,000		5,328,000	13,513,000	6,977,000		22,020,000		23,420,000		14,626,000		13,887,000
Operating expenses
Cost of claim recoveries	574,000	[3]	1,198,000	[3]	702,000	709,000	1,972,000	[3]	1,906,000	[3]	2,054,000	[4]	26,000	[4]	47,000	[4]
Claims amortization expense	121,008,000		111,851,000		38,991,000	41,708,000	355,481,000		153,560,000		266,929,000		164,000		125,000
Professional fees	2,466,000		5,904,000		3,131,000	5,069,000	15,611,000		10,973,000		18,497,000		8,502,000		2,211,000
Total operating expenses	137,134,000		133,691,000		72,643,000	84,302,000	424,826,000		217,993,000		354,898,000		21,796,000		17,216,000
Operating Loss	(136,694,000)		(125,184,000)		(67,315,000)	(70,789,000)	(417,849,000)		(195,973,000)		(331,478,000)		(7,170,000)		(3,329,000)
Interest expense	(88,279,000)	[5]	(46,180,000)	[5]	(24,352,000)	(34,767,000)	(204,287,000)	[5]	(80,947,000)	[5]	(121,011,000)		(27,046,000)		(20,886,000)
Net loss before provision for income taxes	(224,217,000)		(105,556,000)		(105,981,000)	(119,872,000)	(609,192,000)		(225,428,000)		(401,905,000)		(33,077,000)		(24,266,000)
Provision for income tax benefit (expense)											0		0		0
Net loss	(224,217,000)		(105,556,000)		(105,981,000)	(119,872,000)	(609,192,000)	[6]	(225,428,000)	[6]	(401,905,000)	[7]	(33,077,000)	[7]	(24,266,000)	[7]
Less: Net (income) loss attributable to non-controlling members	204,462,000		103,484,000		104,101,000	117,992,000	576,301,000		221,476,000		394,488,000		(16,000)		18,000
Net loss attributable to controlling members	$ (19,755,000)		$ (2,072,000)		$ (1,880,000)	$ (1,880,000)	$ (32,891,000)		$ (3,952,000)		$ (7,417,000)		$ (33,093,000)		$ (24,248,000)
Class A Common Stock [Member]
Operating expenses
Weighted average shares outstanding, basic	12,703,472		2,761,476		544,291	544,291	7,097,032		2,125,539		2,473,005	[8]
Weighted average shares outstanding, diluted	12,703,472		2,761,476		544,291	544,291	7,097,032		2,125,539		2,473,005	[8]
Basic net loss per common share	$ (1.56)		$ (0.75)		$ (3.45)	$ (3.45)	$ (4.63)		$ (1.86)		$ (3)	[8]
Diluted net loss per common share	$ (1.56)		(0.75)		$ (3.45)	$ (3.45)	$ (4.63)		(1.86)		$ (3)	[8]
Scenario Adjustment [Member] | Class A Common Stock [Member]
Operating expenses
Basic net loss per common share			(0.75)						(1.86)
Diluted net loss per common share			$ (0.75)						$ (1.86)
As Reported
Claims recovery income			$ 2,571,000		$ 1,319,000	$ 1,428,000			$ 3,999,000
Claims recovery service income					3,971,000	12,047,000
Total Claims Recovery			8,319,000		5,290,000	13,475,000			21,794,000
Operating expenses
Cost of claim recoveries			1,160,000		694,000	701,000			1,861,000
Claims amortization expense			66,331,000		23,818,000	26,535,000			92,866,000
Professional fees			5,875,000		3,118,000	5,056,000			10,931,000
Total operating expenses			88,104,000		57,449,000	69,108,000			157,212,000
Operating Loss			(79,785,000)		(52,159,000)	(55,633,000)			(135,418,000)
Interest expense			(13,083,000)		(10,977,000)	(21,392,000)			(34,475,000)
Net loss before provision for income taxes			(27,060,000)		(77,450,000)	(91,341,000)			(118,401,000)
Provision for income tax benefit (expense)					326,000	326,000			326,000
Net loss			(27,060,000)		(77,124,000)	(91,015,000)			(118,075,000)
Less: Net (income) loss attributable to non-controlling members			26,597,000		75,836,000	89,727,000			116,324,000
Net loss attributable to controlling members			$ (463,000)		$ (1,288,000)	$ (1,288,000)			$ (1,751,000)
As Reported | Class A Common Stock [Member]
Operating expenses
Weighted average shares outstanding, basic			2,761,476		544,291	544,291			2,125,539
Weighted average shares outstanding, diluted			2,761,476		544,291	544,291			2,125,539
Basic net loss per common share			$ (0.17)		$ (2.37)	$ (2.37)			$ (0.82)
Diluted net loss per common share			$ (0.17)		$ (2.37)	$ (2.37)			$ (0.82)
Restatement Adjustments
Claims recovery income			$ 188,000		$ 38,000	$ 38,000			$ 226,000
Total Claims Recovery			188,000		38,000	38,000			226,000
Operating expenses
Cost of claim recoveries			38,000		8,000	8,000			45,000
Claims amortization expense			45,520,000		15,173,000	15,173,000			60,694,000
Professional fees			29,000		13,000	13,000			42,000
Total operating expenses			45,587,000		15,194,000	15,194,000			60,781,000
Operating Loss			(45,399,000)		(15,156,000)	(15,156,000)			(60,555,000)
Interest expense			(33,097,000)		(13,375,000)	(13,375,000)			(46,472,000)
Net loss before provision for income taxes			(78,496,000)		(28,531,000)	(28,531,000)			(107,027,000)
Provision for income tax benefit (expense)					(326,000)	(326,000)			(326,000)
Net loss			(78,496,000)		(28,857,000)	(28,857,000)			(107,353,000)
Less: Net (income) loss attributable to non-controlling members			76,887,000		28,265,000	28,265,000			105,152,000
Net loss attributable to controlling members			$ (1,609,000)		$ (592,000)	$ (592,000)			$ (2,201,000)
Restatement Adjustments | Class A Common Stock [Member]
Operating expenses
Basic net loss per common share			$ (0.58)						$ (1.04)
Diluted net loss per common share			$ (0.58)						$ (1.04)

[1]	For the three and nine months ended September 30, 2022, claims recovery service income included $0.0 million and $10.6 million, respectively, of claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the three and nine months ended September 30, 2023. See Note 13, Related Party Transactions, for further details.
[2]	For the years ended December 31, 2022, 2021 and 2020, Claims recovery service income included $10.6 million, $11.5 million, and $13.1 million, respectively, of Claims recovery service income from VRM MSP. See Note 14, Related Party, for further details.
[3]	For both the three and nine months ended September 30, 2023, cost of claim recoveries included $0.3 million of related party expenses. For both the three and nine months ended September 30, 2022, cost of claim recoveries included $0.3 million of related party expenses. This relates to contingent legal expenses earned from claims recovery income pursuant to legal service agreements with the Law Firm. See Note 13, Related Party Transactions, for further details.
[4]	For the year ended December 31, 2022, cost of Claim recoveries included $405 thousand of related party expenses. This relates to contingent legal expenses earned from Claims recovery income pursuant to legal service agreements with the La Ley con John H. Ruiz P.A., d/b/a MSP Recovery Law Firm (the “Law Firm”). See Note 14, Related Party, for further details. For the years ended December 31, 2021 and 2020, the expenses related to contingent legal expenses were de minimis.
[5]	For three and nine months ended September 30, 2023, interest expense included $67.8 million and $159.2 million, respectively, related to interest expense due to VRM. For the three and nine months ended September 30, 2022, interest expense included $33.1 million and $46.5 million, respectively, related to interest expense due to VRM. See Note 13, Related Party Transactions, for further details.
[6]	Balances include related party transactions. See Note 13, Related Party Transactions, for further details.
[7]	Balances include related party transactions. See Note 14, Related Party, for further details.
[8]	Earnings per share information has not been presented for periods prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. Refer to Note 16, Net Loss Per Common Share for further information.